Other assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets	Other assets consist of the following:
	June 30, 2022	December 31, 2021

Prepaid consulting	$33,340	$108,673
Deposit	39,823	39,823
Licenses, net	3,331,840	129,075
Total	$3,405,003	$277,571
Other assets consist of the following:
	December 31, 2021	December 31, 2020

Prepaid consulting	$108,673	$39,914
Deposit	39,823	11,638
Licenses, net	129,075	140,370
Total	$277,571	$191,922

Schedule of Net Licenses

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	June 30, 2022	December 31, 2021

Licenses	$3,461,122	$153,552
Accumulated amortization	(129,282)	(24,477)
Licenses, net	$3,331,840	$129,075

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	December 31, 2021	December 31, 2020

License	$153,552	$153,552
Accumulated amortization	(24,477)	(13,182)
Licenses, net	$129,075	$140,370